Lease financing (Details Narrative) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	May 24, 2022	Jun. 30, 2022
All Lease Financings [Member]
Debt Instrument [Line Items]
Interest rate description		LIBOR plus a margin
Eneti Acquisition Vessels [Member]
Debt Instrument [Line Items]
Amount repaid under lease agreements	$ 83,570
Laura, Idee Fixe, Roberta, Kaley, Diva, Star Sirius and Star Vega [Member] | CMBL [Member]
Debt Instrument [Line Items]
Amount repaid under lease agreements		$ 69,899